Operating costs (Tables)	12 Months Ended
Dec. 31, 2022
Operating costs
Schedule of operating costs

	2022	2021	2020
Staff costs (note 17)	7,053,102	4,737,138	4,397,004
Depreciation (notes 8/9)	323,144	347,613	378,754
External research and development costs	10,029,786	9,014,083	6,981,854
Laboratory consumables	319,305	295,377	295,005
Patent maintenance and registration costs	318,194	266,043	328,177
Professional fees	1,424,333	1,379,734	1,399,123
Short term leases	47,283	37,512	36,651
D&O insurance	1,591,231	1,591,882	1,505,897
Other operating costs	858,788	989,840	799,952
Total operating costs	21,965,166	18,659,222	16,122,417